SUMMARY OF PROPERTY AND EQUIPMENT, NET, BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 2,591	$ 1,999	$ 65
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	41	61	65
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 2,550	$ 1,938